Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Share Capital [Line Items]
Current lease liabilities		$ 58	$ 56
Non-current lease liabilities		207	209
Other financial liabilities	[1]	$ 88	507	[2]
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 400

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Included a commitment of up to $400 million related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period (see note 15).